Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Cash Flows from Operating Activities
Net loss	$ (13,134,778)	$ (2,017,347)	$ (14,026,107)	$ (6,663,117)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	84,940	7,832	644,545	221,260
Loss on disposal of property and equipment			20,902
Amortization of convertible debt discounts	74,775	60,268	340,526	89,279
Accretion and settlement of financing instruments and change in fair value of derivative liability	1,381,363	(1,346,797)	(779,332)	733,258
Impairment of goodwill and intangible assets			2,000,287
Gain on sale of Entertainment (Note 12)				(60,688)
Stock compensation and stock issued for services	2,870,472		2,934,201	2,417,041
Stock issued under Put Purchase Agreement	7,865,077
Changes in assets and liabilities:
Accounts receivable	(696,710)	82,359	124,428	74,922
Inventories	(78,919)	304,970	(3,579)	(67,561)
Prepaid expenses and other assets			(200,984)	(1,566,268)
Right of use assets			143,521
Accounts payable	(1,462,072)	(22,995)	(109,833)	175,021
Accrued legal settlement and and other accrued expenses	(158,601)	(346,095)	1,162,698	712,318
Deferred revenue	431,147	(91,453)	375,040	27,187
Net cash used in operating activities	(2,823,306)	(3,369,258)	(7,373,687)	(3,907,348)
Cash Flows from Investing Activities
Acquisition of business, net of cash		2,967,918	2,967,918
Purchases of property and equipment		(17,636)	(17,637)
Net cash provided by investing activities		2,950,282	2,950,281
Cash Flows from Financing Activities
Principal payments on financing lease obligations		(1,649)	(4,808)	(11,486)
Principal payments on notes payable	(774)		(47,060)
Payments on advances from stockholder, net	(33,110)			(111,173)
Payments on convertible notes payable			(873,003)
Proceeds from convertible notes payable	840,000	667,000	4,978,934	2,495,235
Proceeds from loans			504,571
Proceeds from sale of common stock under Purchase Agreement	2,316,520			637,000
Payments on line of credit, net	(300,000)			682,947
Proceeds from notes payable - related parties			107,733	200,000
Net cash provided by financing activities	2,822,636	665,351	4,666,367	3,892,523
Net (Decrease) Increase in Cash and Cash Equivalents	(670)	246,375	242,961	(14,825)
Cash, Beginning of Period	412,391	169,430	169,430	184,255
Cash, End of Period	411,721	415,805	412,391	169,430
Supplemental and Non Cash Disclosures
Noncash additions related to convertible debt	34,250	119,986	515,166	134,461
Cash paid for interest	19,986	129,536	195,988	402,903
Interest on shares issued under Put Purchase Agreement	4,006,900
Non-cash consideration for sale of Entertainment				92,700
Related party note payable issued for acquisition of business		900,000	1,484,473
Settlement of conversion features		149,374	152,374
Acquisition of goodwill and intangibles		3,760,287	3,760,287
Convertible note and warrants extinguished			6,521,161
Stock compensation and stock issued for services	2,763,000	1,327,811	2,087,425
Property leased with financing lease	25,317		37,980
Fair value of convertible note issued to stockholder			1,225,000
Fair value of preferred stock - Series E issued to stockholder			500,000
Non-cash principal payments from proceeds of convertible debt			1,907,000	602,024
Accretion of discount on convertible notes payable	1,029,700		1,825,506	644,055
Sale of Entertainment				1,511,844
Common stock issued in exchange for convertible debt reduction	$ 1,799,510	$ 1,027,765	$ 1,869,053